Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
ASSETS
Property, plant and equipment		¥ 47,281	¥ 42,707
Investment properties		9,747	3,064
Investments in associates and joint ventures		201,661	161,472
Held-to-maturity securities	[1]	806,717	717,037
Loans	[2]	450,251	383,504
Term deposits		559,341	449,400
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		870,533	810,734
Securities at fair value through profit or loss		138,717	136,809
Securities purchased under agreements to resell		9,905	36,185
Accrued investment income		48,402	50,641
Premiums receivable		15,648	14,121
Reinsurance assets		4,364	3,046
Other assets		33,437	33,952
Deferred tax assets		1,257
Cash and cash equivalents		50,809	48,586
Total		3,254,403	2,897,591
Liabilities
Insurance contracts		2,216,031	2,025,133
Investment contracts	[2]	255,434	232,500
Policyholder dividends payable		85,071	83,910
Interest-bearing loans and borrowings		20,150	18,794
Financial liabilities at fair value through profit or loss		2,680	2,529
Derivative financial liabilities		1,877
Securities sold under agreements to repurchase		192,141	87,309
Annuity and other insurance balances payable		49,465	44,820
Premiums received in advance		46,650	18,505
Other liabilities		58,426	47,430
Deferred tax liabilities			4,871
Current income tax liabilities		2,630	6,198
Statutory insurance fund		558	282
Total		2,931,113	2,572,281
Equity
Share capital		28,265	28,265
Other equity instruments		7,791	7,791
Reserves		149,293	145,675
Retained earnings		133,022	139,202
Attributable to equity holders of the Company		318,371	320,933
Non-controlling interests		4,919	4,377
Total equity		323,290	325,310
Total liabilities and equity		¥ 3,254,403	¥ 2,897,591

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.